3. Property and Equipment	3 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
3. Property and Equipment

Note 3. Property and Equipment

			Net
		Accumulated	March 31,
	Cost	Depreciation	2017
	$		$
Land	58,600		58,600
Building	234,315	—	234,315
	292,915	—	292,915

The Company expects the construction of the building to be completed in May 2017 and will depreciate the building once it is placed in service over 39 years.